Operations	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Operations
1.	OPERATIONS
Embraer S.A. (“Embraer”) is a publicly traded company listed in the Novo Mercado segment of the Brazilian Stock Exchange (B3 S.A. - Brasil, Bolsa, Balcão), under the ticker code EMBR3. Additionally, Embraer has issued American Depositary Shares, represented by American Depositary Receipts (“ADRs”) which are registered with the Securities and Exchange Commission (“SEC”) and listed on the New York Stock Exchange (“NYSE”) under the ticker code ERJ.
Embraer is domiciled in São José dos Campos, State of São Paulo, Brazil, and, along with its subsidiaries (together referred to as “the Company”), engages in the following main activities:

•	To design, build and market aircraft and aerospace materials and related accessories, components and equipment;

•	To perform and carry out technical activities related to the manufacturing and maintenance of aerospace materials;

•	To contribute training technical personnel as necessary for the aerospace industry;

•	To engage in and provide services for other technological, industrial, commercial, and service activities related to the aerospace industry;

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To design, build and market equipment, materials, systems, software, accessories, and components for the defense, security, and energy industries, as well as promote and carry out technical activities related to the manufacturing and servicing thereof;

•	To conduct other technological, industrial, commercial and services activities related to the defense, security, and energy industries.
The Company has strategic divisions, which are its reportable segments (see Note 36): Commercial Aviation, Executive Aviation, Defense & Security and Services & Support.
1.1 Significant events and their impacts on the consolidated financial statements
1.1.1 Russia - Ukraine conflict
Since March 2022, the Company has suspended the supply of parts, maintenance, and technical support services for certain customers to comply with the sanctions imposed on Russia, Belarus and certain regions of Ukraine by laws of jurisdictions to which Embraer is subject.
The Company continues to monitor its supply chain to identify potential disruptions related to the conflict between Russia and Ukraine while there is no immediate concern about the availability of titanium in our supply chain given the Company´s inventory position and existing alternative sources in other countries.
As of December 31, 2024, the Company has no material assets or liabilities exposed to Russia, Belarus or Ukraine; therefore, no relevant accounting impact was identified through the date of authorization for issuance of these consolidated financial statements.
1.1.2 Israel - Hamas conflict
Despite the ceasefire agreement signed between Israel and Hamas, the Company continues to closely monitor the facts, aiming to identify developments that may generate potential impacts on the supply chain, in addition to others related to operations and customer support.
As of December 31, 2024, the Company has no material assets or liabilities exposed to Israel or Palestine; therefore, no relevant accounting impact has been identified through the date of authorization for issuing these consolidated financial statements.